Exhibit 99.5

MONTHLY CERTIFICATEHOLDERS’ STATEMENT

CHASE BANK USA, NATIONAL ASSOCIATION

CHASE CREDIT CARD MASTER TRUST, SERIES 2004-CC

Monthly Period:	4/1/2006	to	4/30/2006
Transfer Date:			5/12/2006

Under Section 5.2 of the Fourth Amended and Restated Pooling and Servicing Agreement dated as of March 14, 2006 ( the Agreement ) by and among Chase Bank USA, National Association, as Transferor and as Servicer, JPMorgan Chase Bank, National Association, as Paying Agent, and The Bank of New York, as Trustee, the Servicer, is required to prepare certain information each month regarding current distributions to Certificateholders and the performance of the Chase Credit Card Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date noted above and with respect to the performance of the Trust during the month noted above is set forth below. Capitalized terms used in this Monthly Certificateholders’ Statement have their respective meanings set forth in the Pooling and Servicing Agreement.

A. Information Regarding the Current Monthly Distribution

1. The total amount to be distributed to the Certificateholders on the Transfer Date	562,537,251.38

2. The amount set forth in item 1 above representing Collections of Principal Receivables allocated to Series 2004-CC	520,047,333.31

3. The amount set forth in item 1 above representing Unapplied Master Trust Level Principal Collections allocated to Series 2004-CC	0.00

4. The amount of the distribution set forth in item 1 above representing Collections of Finance Charge Receivables allocated to Series 2004-CC as well as any other amounts to be treated as Series 2004-CC Finance Charge Collections 2004 -CC Finance Charge Collections.	42,489,918.06

B. Information Regarding the Performance of the Trust

1. The aggregate amount of Receivables in the Trust as of the last day of the Monthly Period	27,571,378,774.93

2. The aggregate amount of Principal Receivables in the Trust as of the last day of the Monthly Period	26,402,608,881.38

3. The Invested Amount as of the last day of the Monthly Period	3,000,000,000.00

4. The Invested Amount used in calculating the Floating Allocation Percentage for the current Monthly Period.	3,000,000,000.00

5. The Invested Amount used in calculating the Principal Allocation Percentage for the current Monthly Period.	3,000,000,000.00

6. The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the Monthly Period

(a) 30 - 59 days	308,070,603.20
(b) 60 - 89 days	209,097,987.34
(c) 90 - 119 days	169,347,622.50
(d) 120 - 149 days	132,186,444.69
(e) 150 - 179 days	120,150,572.61
(f) 180 + days	54,136.00
Total	938,907,366.34

7. The aggregate amount of all defaulted Principal Receivables written off as uncollectible during the Monthly Period allocable to the Invested Amount (the aggregate “Investor Default Amount”)	9,691,531.65

8. The amount of the Investor Monthly Servicing Fee Payable to the Servicer for the Monthly Period	3,750,000.00

9. The total Additional Invested Amount to be added to the Invested Amount on the Transfer Date	529,738,864.96

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date May 9, 2006.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Vice President